Stockholders' Equity (Narrative) (Details) - USD ($) $ / shares in Units, shares in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jul. 25, 2017
Stockholders' Equity Note [Abstract]
Dividends paid, per share (USD per share)	$ 1.25	$ 1.20	$ 1.20	$ 1.20	$ 1.20	$ 1.20	$ 1.20	$ 1.15	$ 4.85	$ 4.75	$ 4.55
Stock repurchase program, authorized amount												$ 2,000,000,000
Stock repurchased during period, shares (in shares)									902
Stock repurchased during period, value									$ 121,000,000	$ 110,000,000	$ 1,160,000,000
Stock repurchase program, remaining authorized repurchase amount	$ 531,000,000								$ 531,000,000